                    SEMI-ANNUAL FINANCIAL STATEMENTS

                       --------------------------

                        THE FUND FOR LIFE SERIES

                                   OF

                              THE GCG TRUST

                       --------------------------

                              JUNE 30, 2000

                               (Unaudited)





  GOLDENSELECT/R/ products are issued by Golden American Life Insurance
                               Company and
          distributed by Directed Services, Inc., member NASD.




                        ----
                       ----- GOLDEN SELECT
                    --------   ------------------------
                      ------   Issued By Golden American
                        ----   Life Insurance Company

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST

===========================================================================

                          FINANCIAL STATEMENTS
                              JUNE 30, 2000




TABLE OF CONTENTS                                                  PAGE
-----------------                                                  ----
President's Letter                                                   3

Management's Discussion and Analysis                                 4

Statement of Assets and Liabilities                                  5

Statement of Operations                                              6

Statement of Changes in Net Assets                                   7

Financial Highlights                                                 8

Portfolio of Investments                                             9

Notes to Financial Statements                                       10

August 15, 2000

Dear Shareholders of The Fund For Life Series of The GCG Trust,

We are pleased to provide you with your 2000 Semi-Annual Report (the "Report") for The Fund For Life Series of The GCG Trust.

The first half of 2000 was a volatile period for U.S. equity markets.
The Fund For Life performance reflected these economic trends as is noted in the portfolio manager's report.

In order to protect remaining shareholders from high expense ratios, Directed Services, Inc., the Manager, agreed to absorb a portion of the expenses while we are considering various options to address this problem. In addition, the Manager is no longer taking a management fee.

If you have any questions or require any additional information, please call our Customer Service area at 1-800-366-0066.

Sincerely,

/s/Barnett Chernow

Barnett Chernow
President



  GOLDENSELECT/R/ products are issued by Golden American Life Insurance
                               Company and
           distributed by Directed Services, Inc., member NASD

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST

===========================================================================

                  MANAGEMENT'S DISCUSSION AND ANALYSIS


The investment objective of The Fund For Life Series (the "Fund") of The GCG Trust is high total investment return (capital appreciation and current income) consistent with prudent investment risk and a balanced investment approach. The Fund seeks to achieve its objective by investing in shares of other mutual funds using an allocation strategy that emphasizes mutual funds that invest primarily in domestic equity securities (approximately 60%), while also allocating a portion of the Fund's assets to mutual funds that invest in international equity securities (approximately 10%), and to mutual funds that invest primarily in debt securities rated at least investment grade (approximately 30%).

Mixed performance in the equity market and debt market contributed to the performance of the Fund during 2000. For the six months ended June 30, 2000, the Fund had a total return of 2.08%, compared to a blended return of 0.34% of three indices, namely the Standard & Poor's 500, Morgan Stanley/Capital International Pacific and Lehman Aggregate Bond indices. This blend covers the same time period and is computed using the same percentage allocation of investments held by the Fund. The following total return of each index for the six months ended June 30, 2000 was S&P 500 Index - (0.43%), Morgan Stanley/Capital International Pacific Index - (5.95%) and the Lehman Aggregate Bond Index - 3.99%.



                       AVERAGE ANNUAL TOTAL RETURN
                   FOR THE PERIOD ENDING JUNE 30, 2000

                          1 Year         16.34%
                          5 Year         13.63%
                   Since Inception 11.73%

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST

===========================================================================

                   STATEMENT OF ASSETS AND LIABILITIES
                              JUNE 30, 2000
                               (UNAUDITED)


ASSETS
    INVESTMENTS, AT VALUE (COST $194,202)(NOTES 1 AND 4)          $282,463
    CASH                                                             1,435
    DIVIDENDS RECEIVABLE                                               255
                                                                  --------
TOTAL ASSETS                                                       284,153
                                                                  --------


LIABILITIES

    ACCRUED EXPENSES                                                 9,803
                                                                  --------

TOTAL LIABILITIES                                                    9,803
                                                                  --------

NET ASSETS                                                        $274,350
                                                                  ========
NET ASSETS CONSIST OF

    PAID-IN CAPITAL                                               $171,200
    ACCUMULATED NET REALIZED GAIN ON SECURITIES                     15,907
    NET UNREALIZED APPRECIATION OF INVESTMENTS                      88,261
    ACCUMULATED NET INVESTMENT LOSS                                 (1,018)
                                                                  --------

NET ASSETS                                                        $274,350
                                                                  ========

    SHARES OF BENEFICIAL INTEREST OUTSTANDING, $.001 PAR VALUE      32,886
                                                                  ========



NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                    $   8.34
                                                                  ========



                   See notes to financial statements.

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST

===========================================================================

                         STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED JUNE 30, 2000
                               (UNAUDITED)


INVESTMENT INCOME

    DIVIDENDS                                                      $ 2,044
                                                                   -------
EXPENSES

    MANAGEMENT & ADMINISTRATIVE FEES (NOTE 2)                          409
    AUDITING FEES                                                    1,682
    FUND ACCOUNTING FEES (NOTE 2)                                      341
    CUSTODY (NOTE 2)                                                   970
    TRUSTEES FEES AND EXPENSES (NOTE 2)                                 60
    OTHER OPERATING EXPENSES                                           500
                                                                   -------

    TOTAL EXPENSES                                                   3,962
    FEES WAIVED AND EXPENSES REIMBURSED BY MANAGER (NOTE 2)           (900)
                                                                   -------

NET EXPENSES                                                         3,062
                                                                   -------

NET INVESTMENT LOSS                                                 (1,018)
                                                                   -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                     2,723
    NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS             4,126
                                                                   -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      6,849
                                                                   -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 5,831
                                                                   =======


                   See notes to financial statements.

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST

===========================================================================

                   STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX
                                           MONTHS ENDED      FOR THE YEAR
                                          JUNE 30,2000          ENDED
                                           (UNAUDITED)       DEC. 31, 1999
                                          -------------      -------------

FROM OPERATIONS

    NET INVESTMENT (LOSS)                   $  (1,018)          $   (972)
    NET REALIZED GAIN ON INVESTMENTS AND
    CAPITAL GAIN DISTRIBUTIONS                 2,723              14,965
    NET CHANGE IN UNREALIZED APPRECIATION
    OF INVESTMENTS                             4,126              34,951
                                            --------            --------

    NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                            5,831              48,944
                                            --------            --------

DISTRIBUTIONS TO SHAREHOLDERS FROM

    NET INVESTMENT INCOME                      -----              (1,003)
    RETURN OF CAPITAL                          -----             (12,331)
    NET REALIZED GAIN ON INVESTMENT AND
    CAPITAL GAIN DISTRIBUTIONS                 -----             (12,622)
                                                                --------
                                               -----             (25,956)

FROM BENEFICIAL INTEREST TRANSACTIONS
    PROCEEDS FROM SALES OF SHARES              -----               -----
    DISTRIBUTIONS REINVESTED                   -----              25,951
    COST OF SHARES REDEEMED                   (5,392)             (2,401)
                                            --------            --------

     INCREASE/(DECREASE) IN NET ASSETS
     DERIVED FROM BENEFICIAL
     INTEREST TRANSACTIONS                    (5,392)             23,550
                                            --------            --------

    NET INCREASE IN NET ASSETS                   439              46,538

NET ASSETS

    BEGINNING OF YEAR                        273,911             227,373
                                            --------            --------

    END OF YEAR                             $274,350            $273,911
                                            ========            ========

    UNDISTRIBUTED NET INVESTMENT LOSS       $ (1,018)               $ --
                                            ========                ====


                   See notes to financial statements.

                              THE FUND FOR LIFE SERIES
                                       OF
                                   THE GCG TRUST
                          FINANCIAL HIGHLIGHTS
    FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                            FOR THE SIX     FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                               MONTHS        YEAR        YEAR        YEAR        YEAR        YEAR
                               ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                             06/30/00      12/31/99     12/31/98    12/31/97   12/31/96    12/31/95
                            (UNAUDITED)
                            -------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE

NET ASSET VALUE,
  BEGINNING OF PERIOD         $  8.17       $  7.45     $  7.25     $  7.61     $ 10.95    $  9.23
                              -------       -------     -------     -------     -------    -------
NET INVESTMENT INCOME
  (LOSS)#                       (0.03)         0.00        0.03        0.03        0.01      (0.24)

NET GAIN (LOSS) ON
  INVESTMENTS - REALIZED
  AND UNREALIZED                 0.20          1.56        0.88        1.09        0.88       1.98
                              -------       -------     -------     -------     -------    -------

TOTAL FROM INVESTMENT
  OPERATIONS                     0.17          1.56        0.91        1.12        0.89       1.74
                              -------       -------     -------     -------     -------    -------


LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET
  INVESTMENT INCOME              0.00          0.03        0.09        0.13        0.00       0.02

RETURN OF CAPITAL                0.00          0.39        0.00        0.00        0.00       0.00
DISTRIBUTIONS FROM NET
  REALIZED CAPITAL GAINS         0.00          0.42        0.62        1.35        4.23       0.00
                              -------       -------     -------     -------     -------    -------

TOTAL DISTRIBUTIONS              0.00          0.84        0.71        1.48        4.23       0.02
                              -------       -------     -------     -------     -------    -------

NET ASSET VALUE, END
  OF PERIOD                   $  8.34       $  8.17     $  7.45     $  7.25     $  7.61    $  0.95
                              =======       =======     =======     =======     =======    =======

TOTAL RETURN                   2.08%*        21.82%      13.67%      14.58%      10.57%     18.79%
                              =======       =======     =======     =======     =======    =======

RATIOS AND SUPPLEMENTAL DATA
TOTAL NET ASSETS, END OF
  PERIOD (000'S  OMITTED)       $274          $274        $227         $202        $201       $333

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS          2.50%**        2.50%       2.50%        2.50%       2.56%      4.25%

DECREASE REFLECTED IN ABOVE
  EXPENSE RATIO DUE TO
  WAIVERS AND/OR
  REIMBURSEMENTS              0.66%**        0.56%       3.27%       12.06%       9.45%      0.68%
RATIO OF NET INVESTMENT
  INCOME (LOSS) TO
  AVERAGE NET ASSETS        (0.75%)**       (0.41%)      0.40%        0.40%       0.10%     (2.32%)

PORTFOLIO TURNOVER RATE      0.00%           2.08%       0.00%        8.94%       6.87%      5.68%

    *  Unannualized
    ** Annualized
    # Per share data numbers have been calculated using the average share method.

                   See notes to financial statements.

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST

===========================================================================

                        PORTFOLIO OF INVESTMENTS
                              JUNE 30, 2000
                               (UNAUDITED)


                                                    NUMBER OF
                                                    ---------
INVESTMENT IN SHARES OF OPEN-END MUTUAL FUNDS        SHARES       VALUE (NOTE 1)
---------------------------------------------        ------       --------------

AIM CONSTELLATION FUND                                  921           $ 40,588
AIM WEINGARTEN FUND                                   1,000             31,806
THE GUARDIAN PARK AVENUE FUND                           614             37,547
MERRILL LYNCH PACIFIC FUND, INC., CLASS A             1,128             32,723
DAVIS NEW YORK VENTURE FUND, INC.                     1,072             33,078
SCUDDER INCOME FUND                                   1,954             23,777
UNITED INCOME FUND                                    3,921             35,643
VANGUARD INVESTMENT GRADE CORPORATE BOND FUND         2,887             23,267
VANGUARD FIXED INCOME GNMA FUND                       2,423             24,034
                                                                      --------
    TOTAL INVESTMENTS (COST $194,202*)                  103%           282,463
      (NOTES 1 AND 4)
    LIABILITIES IN EXCESS OF OTHER ASSETS                (3)%           (8,113)
                                                      -------         --------

    NET ASSETS                                           100%         $274,350
                                                      =======         ========

*Aggregate cost for Federal tax purposes.


                   See notes to financial statements.

                        THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST

===========================================================================

                      NOTES TO FINANCIAL STATEMENTS
                               (UNAUDITED)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The GCG Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At June 30, 2000, the Trust had twenty-five operational portfolios (the "Series"): The Fund For Life Series (the "Fund"), Liquid Asset Series, Limited Maturity Bond Series, Hard Assets Series, All-Cap Series, Investors Series, Large Cap Value Series, Real Estate Series, Fully Managed Series, Equity Income Series, Capital Appreciation Series, Rising Dividends Series, Managed Global Series, Emerging Markets Series, Market Manager Series, Value Equity Series, Strategic Equity Series, Small Cap Series, Developing World Series, Mid-Cap Growth Series, Research Series, Total Return Series, Growth Series, Capital Growth Series, and Global Fixed Income Series. All of the Series, including the Fund, are diversified, except for Hard Assets Series, Managed Global Series, Mid-Cap Growth Series, and Market Manager Series. The information presented in these financial statements pertains only to the Fund. The financial information for the other Series of the Trust is presented under separate cover. The Fund serves as an investment medium for variable annuity contracts offered by Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of the Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), an indirect wholly owned subsidiary of ING Groep N.V. ("ING").

     The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     Federal Income Taxes: No provision for federal income taxes has been made since the Fund has complied, and intends to continue to comply, with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute its taxable income to shareholders sufficiently to relieve it from substantially all Federal income taxes.

    Valuation: Investments in open-end mutual funds are valued at their respective net asset value at the end of each day. Net asset values for these investments are supplied by market quotation services. The net asset values supplied by these market quotation services are calculated in accordance with the Act. Among other things, the Act requires that mutual funds value the securities they hold in their portfolios at their current market value (generally the last reported sales price of the security).

     Other investments of the Fund, if any, are valued at their current market value as determined by market quotations. Securities having 60 days or less remaining to maturity are valued at their amortized cost.

     Other:  Investment transactions are recorded on trade date.
Dividend income and distributions to shareholders are recorded on the ex-dividend date. Estimated expenses are accrued daily.

     Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.

2.  MANAGEMENT AND ADMINISTRATIVE FEES, AND OTHER TRANSACTIONS WITH AFFILIATES

     In its capacity as Manager and Administrator, Directed Services, Inc. ("DSI") provides investment advisory services and other services reasonably necessary for the operation of the Fund. Management and administrative fees are paid to DSI at annual rates of 0.10% and 0.20%, respectively, of the value of the average daily net assets of the Fund. For the six months ended June 30, 2000, the Fund waived $136 and $273 in compensation for management and administrative services, respectively.

     DSI also provides accounting services to the Fund. For fund accounting services, the Fund pays to DSI an annual fee of 0.25% of the value of the average daily net assets of the Fund. For the six months ended June 30, 2000 such fees amounted to $341. Pursuant to a custodian agreement, Bank of New York is custodian for the Fund.

     During the six months ended June 30, 2000, DSI voluntarily waived its fees and reimbursed the Fund $150 in operating expenses.

     Investors in the Fund should recognize that an investment in the Fund bears not only a proportionate share of the expenses of the Fund (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. Investors also bear their proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the mutual fund investments. In addition, shareholders of the Fund may indirectly bear expenses paid by a mutual fund in which the Fund invests related to the distribution of the mutual fund's shares.

    Certain officers and trustees of the Trust are also officers and/or directors of DSI, Golden American and other Equitable of Iowa companies.

3.  SHARES OF BENEFICIAL INTEREST

     The Fund has an unlimited number of $0.001 par value shares of beneficial interest authorized. For the six months ended June 30, 2000 and the year ended December 31, 1999, the Fund had the following transactions in shares of beneficial interest. Except for reinvested distributions, the Trust no longer accepts investments in the Fund from new investors.

                                  JUNE 30, 2000            DECEMBER 31,
                                   (UNAUDITED)                1999
                                SHARES     AMOUNT        SHARES    AMOUNT
                                ------     ------        ------    ------

      Sold                          --     $   --        $   --        --
      Distributions Reinvested      --         --         3,350    25,951
      Redeemed                    (645)    (5,392)         (311)   (2,401)
                                ------     ------        ------    ------

      Net increase/(decrease)     (645)   $(5,392)        3,039   $23,550
                                ======     ======        ======    ======

     As of June 30, 2000, Golden American has an investment in the Fund of 2,706 shares with a total net asset value of $22,568, representing 8.2% of the shares outstanding.

4.  INVESTMENTS

      At June 30, 2000, the gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

   Gross Unrealized Appreciation                                $91,444
   Gross Unrealized Depreciation                                 (3,183)
                                                                 ------
   Net Unrealized Appreciation                                  $88,261
                                                                 ======
   Purchases and Sales of Investments Were As Follows:
   Cost of Purchases                                                $--
   Cost of Sales                                                 $6,766

5.  PLAN OF SUBSTITUTION

     During 1996, the Board of Trustees instructed management to file with the Securities and Exchange Commission ("SEC"), an application for an order ("Order") to accept the substitution of shares of the Fund for shares of the Fully Managed Series, one of the series of the Trust.
The Trust plans to file the formal application in 2000. The substitution will occur as soon as practicable after the Order is issued by the SEC. Within five days after the substitution, Golden American will send to owners of contracts written notice of the substitution stating that shares of the Fund have been eliminated and that the shares of Fully Managed Series have been substituted.

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